Statements of Changes in Shareholders' Equity (Parenthetical)	12 Months Ended
Dec. 31, 2019 shares
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	10,800,000
Private Units [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	395,000